Auditor’s remuneration (Tables)	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Summary of auditor's remuneration

			$ million
Fees	2024	2023	2022
The audit of the company annual accounts[a]	40	38	36
The audit of accounts of subsidiaries of the company	17	15	15
Total audit	57	53	51
Audit-related assurance services[b]	4	4	4
Total audit and audit-related assurance services	61	57	55
Non-audit and other assurance services	4	3	—
Services relating to bp pension plans	1	1	1
	66	61	56
aFees in respect of the audit of the accounts of BP p.l.c. including the group’s consolidated financial statements.
bIncludes interim reviews and audit of internal control over financial reporting and non-statutory audit services.